Inventories - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2020	Sep. 29, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Line Items]
Laying-hen costs amortized to cost of goods sold	$ 65	$ 132	$ 304	$ 410	$ 484	$ 676	$ 412
Accrued Liabilities
Inventory Disclosure [Line Items]
Costs and expenses					$ 1,649